Basis of preparation	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Basis of preparation [Text Block]
3.	Basis of preparation:

a)	Statement of compliance:

These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards and interpretations (collectively referred to as “IFRS”) as issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements were approved by the Board of Directors on April 30, 2018.

b)	Basis of preparation:

The consolidated financial statements have been prepared on the historical cost basis. The Company’s accounting policies have been applied consistently to all periods presented in these consolidated financial statements.

c)	Functional and presentation currency:

These consolidated financial statements are expressed in US dollars (“$” or “US$”), which is the Company’s functional currency. The Company’s wholly owned subsidiaries Cooper-Eromanga Oil Inc. and Chelsea Oil Australia Pty have a functional currency of Australian dollars (“A$” or “AUD”).

d)	Use of estimates and judgments:

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and use judgment regarding the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. By their nature, estimates are subject to measurement uncertainty and changes in such estimates in future periods could require a material change in the financial statements. Accordingly, actual results may differ from the estimated amounts as future confirming events occur. Significant estimates and judgments made by management in the preparation of these consolidated financial statements are as follows:

Recoverability of asset carrying values

The recoverability of oil and gas asset carrying values are assessed at a cash generating unit (“CGU”) level. Determination of what constitutes a CGU is subject to management judgments. The asset composition of a CGU can directly impact the recoverability of the assets included therein. The key estimates used in the determination of cash flows from oil and natural gas reserves include the following:

i)

Reserves – Assumptions that are valid at the time of reserve estimation may change significantly when new information becomes available. Changes in forward price estimates, production costs or recovery rates may change the economic status of reserves and may ultimately result in reserves being restated.

ii)

Oil and natural gas prices – Forward price estimates are used in the cash flow model. Commodity prices can fluctuate for a variety of reasons including supply and demand fundamentals, inventory levels, exchanges rates, weather, economic and geopolitical factors.

iii)

Discount rate – The discount rate used to calculate the net present value of cash flows is based on estimates of an approximate industry peer group weighted average cost of capital. Changes in the general economic environment could result in significant changes to this estimate.

Impairment, depletion and depreciation

Amounts recorded for depletion and depreciation and amounts used for impairment calculations are based on estimates of total proved and probable petroleum and natural gas reserves and future development capital. By their nature, the estimates of reserves, including the estimates of future prices, costs and future cash flows, are subject to measurement uncertainty. Accordingly, the impact to the consolidated financial statements in future periods could be material.

Decommissioning obligations

Amounts recorded for decommissioning obligations and the related accretion expense requires the use of estimates with respect to the amount and timing of decommissioning expenditures. Actual costs and cash outflows can differ from estimates because of changes in laws and regulations, public expectations, market conditions, discovery and analysis of site conditions and changes in technology. Other provisions are recognized in the period when it becomes probable that there will be a future cash outflow.

Share-based compensation

Compensation costs recognized for share based compensation plans are subject to the estimation of what the ultimate payout will be using pricing models such as the Black-Scholes model which is based on significant assumptions such as volatility, dividend yield and expected term. Several compensation plans are also performance based and are subject to management’s judgment as to whether or not performance criteria will be met.

Deferred income taxes

Tax interpretations, regulations and legislation in the various jurisdictions in which the Company operates are subject to change. As such income taxes are subject to measurement uncertainty. Deferred income tax assets are assessed by management at the end of the reporting period to determine the likelihood that they will be realized from future taxable earnings.